FINANCING AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of Assets Based on Categories	The following table summarizes assets and
liabilities based on their categories at December 31, 2025:

	December 31, 2025
	Carrying amount in the consolidated statements of financial position	Non- financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,392	—	5,392	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,476	—	3,218	—	258	—
Inventories	18,589	18,589	—	—	—	—
Prepaid expenses and other current assets	3,027	1,319	1,515	—	—	193
Assets held for sale	37	37		—	—	—
Total current assets	30,605	19,945	10,209	—	258	193

Non-current assets:
Goodwill and intangible assets	5,252	5,252	—	—	—	—
Property, plant and equipment and biological assets	41,041	40,901	—	140	—	—
Investments in associates and joint ventures	10,393	10,393	—	—	—	—
Other investments	353	—	—	—	353	—
Deferred tax assets	8,860	8,860	—	—	—	—
Other assets	1,199	528	430	136	—	105
Total non-current assets	67,098	65,934	430	276	353	105
Total assets	97,703	85,879	10,639	276	611	298

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,739	—	2,739	—	—	—
Trade accounts payable and other	13,008	—	13,008	—	—	—
Short-term provisions	1,039	1,024	15	—	—	—
Accrued expenses and other liabilities	5,168	1,299	3,646	—	—	223
Income tax liabilities	547	547	—	—	—	—
Liabilities held for sale	19	19	—	—	—	—
Total current liabilities	22,520	2,889	19,408	—	—	223

Non-current liabilities:
Long-term debt, net of current portion	10,671	—	10,671	—	—	—
Deferred tax liabilities	2,294	2,294	—	—	—	—
Deferred employee benefits	2,526	2,526	—	—	—	—
Long-term provisions	1,616	1,613	3	—	—	—
Other long-term obligations	1,540	288	1,024	—	—	228
Total non-current liabilities	18,647	6,721	11,698	—	—	228

Equity:
Equity attributable to the equity holders of the parent	54,466	54,466	—	—	—	—
Non-controlling interests	2,070	2,070	—	—	—	—
Total equity	56,536	56,536	—	—	—	—
Total liabilities and equity	97,703	66,146	31,106	—	—	451

	December 31, 2024
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	6,400	—	6,400	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,375	—	3,151	—	224	—
Inventories	16,501	16,501	—	—	—	—
Prepaid expenses and other current assets	3,022	1,292	1,425	—	—	305
Total current assets	29,382	17,793	11,060	—	224	305

Non-current assets:
Goodwill and intangible assets	4,453	4,453	—	—	—	—
Property, plant and equipment and biological assets	33,311	33,237	—	74	—	—
Investments in associates and joint ventures	11,420	11,420	—	—	—	—
Other investments	299	—	—	—	299	—
Deferred tax assets	8,942	8,942	—	—	—	—
Other assets	1,578	445	864	136	—	133
Total non-current assets	60,003	58,497	864	210	299	133
Total assets	89,385	76,290	11,924	210	523	438

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	—	2,748	—	—	—
Trade accounts payable and other	12,921	—	12,921	—	—	—
Short-term provisions	938	906	32	—	—	—
Accrued expenses and other liabilities	4,738	773	3,638	—	—	327
Income tax liabilities	480	480	—	—	—	—
Total current liabilities	21,825	2,159	19,339	—	—	327

Non-current liabilities:
Long-term debt, net of current portion	8,815	—	8,815	—	—	—
Deferred tax liabilities	2,338	2,338	—	—	—	—
Deferred employee benefits	2,338	2,338	—	—	—	—
Long-term provisions	1,361	1,359	2	—	—	—
Other long-term obligations	1,422	322	757	—	—	343
Total non-current liabilities	16,274	6,357	9,574	—	—	343

Equity:
Equity attributable to the equity holders of the parent	49,223	49,223	—	—	—	—
Non-controlling interests	2,063	2,063	—	—	—	—
Total equity	51,286	51,286	—	—	—	—
Total liabilities and equity	89,385	59,802	28,913	—	—	670

Disclosure of Liabilities Based on Categories	The following table summarizes assets and
liabilities based on their categories at December 31, 2025:

	December 31, 2025
	Carrying amount in the consolidated statements of financial position	Non- financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,392	—	5,392	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,476	—	3,218	—	258	—
Inventories	18,589	18,589	—	—	—	—
Prepaid expenses and other current assets	3,027	1,319	1,515	—	—	193
Assets held for sale	37	37		—	—	—
Total current assets	30,605	19,945	10,209	—	258	193

Non-current assets:
Goodwill and intangible assets	5,252	5,252	—	—	—	—
Property, plant and equipment and biological assets	41,041	40,901	—	140	—	—
Investments in associates and joint ventures	10,393	10,393	—	—	—	—
Other investments	353	—	—	—	353	—
Deferred tax assets	8,860	8,860	—	—	—	—
Other assets	1,199	528	430	136	—	105
Total non-current assets	67,098	65,934	430	276	353	105
Total assets	97,703	85,879	10,639	276	611	298

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,739	—	2,739	—	—	—
Trade accounts payable and other	13,008	—	13,008	—	—	—
Short-term provisions	1,039	1,024	15	—	—	—
Accrued expenses and other liabilities	5,168	1,299	3,646	—	—	223
Income tax liabilities	547	547	—	—	—	—
Liabilities held for sale	19	19	—	—	—	—
Total current liabilities	22,520	2,889	19,408	—	—	223

Non-current liabilities:
Long-term debt, net of current portion	10,671	—	10,671	—	—	—
Deferred tax liabilities	2,294	2,294	—	—	—	—
Deferred employee benefits	2,526	2,526	—	—	—	—
Long-term provisions	1,616	1,613	3	—	—	—
Other long-term obligations	1,540	288	1,024	—	—	228
Total non-current liabilities	18,647	6,721	11,698	—	—	228

Equity:
Equity attributable to the equity holders of the parent	54,466	54,466	—	—	—	—
Non-controlling interests	2,070	2,070	—	—	—	—
Total equity	56,536	56,536	—	—	—	—
Total liabilities and equity	97,703	66,146	31,106	—	—	451

	December 31, 2024
	Carrying amount in the consolidated statements of financial position	Non-financial assets and liabilities	Assets / Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	6,400	—	6,400	—	—	—
Restricted cash	84	—	84	—	—	—
Trade accounts receivable and other	3,375	—	3,151	—	224	—
Inventories	16,501	16,501	—	—	—	—
Prepaid expenses and other current assets	3,022	1,292	1,425	—	—	305
Total current assets	29,382	17,793	11,060	—	224	305

Non-current assets:
Goodwill and intangible assets	4,453	4,453	—	—	—	—
Property, plant and equipment and biological assets	33,311	33,237	—	74	—	—
Investments in associates and joint ventures	11,420	11,420	—	—	—	—
Other investments	299	—	—	—	299	—
Deferred tax assets	8,942	8,942	—	—	—	—
Other assets	1,578	445	864	136	—	133
Total non-current assets	60,003	58,497	864	210	299	133
Total assets	89,385	76,290	11,924	210	523	438

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,748	—	2,748	—	—	—
Trade accounts payable and other	12,921	—	12,921	—	—	—
Short-term provisions	938	906	32	—	—	—
Accrued expenses and other liabilities	4,738	773	3,638	—	—	327
Income tax liabilities	480	480	—	—	—	—
Total current liabilities	21,825	2,159	19,339	—	—	327

Non-current liabilities:
Long-term debt, net of current portion	8,815	—	8,815	—	—	—
Deferred tax liabilities	2,338	2,338	—	—	—	—
Deferred employee benefits	2,338	2,338	—	—	—	—
Long-term provisions	1,361	1,359	2	—	—	—
Other long-term obligations	1,422	322	757	—	—	343
Total non-current liabilities	16,274	6,357	9,574	—	—	343

Equity:
Equity attributable to the equity holders of the parent	49,223	49,223	—	—	—	—
Non-controlling interests	2,063	2,063	—	—	—	—
Total equity	51,286	51,286	—	—	—	—
Total liabilities and equity	89,385	59,802	28,913	—	—	670

Disclosure of Fair Value Measurement of Assets	The following tables summarize the bases used to measure
certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	108	—	245	353
Trade accounts receivable and other subject to TSR programs*	—	—	258	258
Derivative financial current assets	—	193	—	193
Derivative financial non-current assets	—	105	—	105
Total assets at fair value	108	298	503	909
Liabilities at fair value:
Derivative financial current liabilities	—	223		223
Derivative financial non-current liabilities	—	193	35	228
Total liabilities at fair value	—	416	35	451
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327		327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

Electricity option
Balance as of December 31, 2023	(82)
Change in fair value	50
Balance as of December 31, 2024	(32)
Change in fair value	(3)
Balance as of December 31, 2025	(35)

Disclosure of Fair Value Measurement of Liabilities	The following tables summarize the bases used to measure
certain financial assets and financial liabilities at their fair value on recurring basis.

As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	108	—	245	353
Trade accounts receivable and other subject to TSR programs*	—	—	258	258
Derivative financial current assets	—	193	—	193
Derivative financial non-current assets	—	105	—	105
Total assets at fair value	108	298	503	909
Liabilities at fair value:
Derivative financial current liabilities	—	223		223
Derivative financial non-current liabilities	—	193	35	228
Total liabilities at fair value	—	416	35	451
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	88	—	211	299
Trade accounts receivable and other subject to TSR programs*	—	—	224	224
Derivative financial current assets	—	305	—	305
Derivative financial non-current assets	—	133	—	133
Total assets at fair value	88	438	435	961
Liabilities at fair value:
Derivative financial current liabilities	—	327		327
Derivative financial non-current liabilities	—	311	32	343
Total liabilities at fair value	—	638	32	670
*The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instrument classified as Level 3:

Electricity option
Balance as of December 31, 2023	(82)
Change in fair value	50
Balance as of December 31, 2024	(32)
Change in fair value	(3)
Balance as of December 31, 2025	(35)

Disclosure of Detailed Information About Borrowings	Short-term debt, including the current portion of long-term debt, consisted of the following:

	December 31,
	2025	2024
Short-term bank loans and other credit facilities including commercial paper [1]	1,119	1,016
Current portion of long-term debt	1,406	1,550
Lease obligations[2]	214	182
Total	2,739	2,748
1.The weighted average interest rate on short-term borrowings outstanding was 3.8% and 5.0% as of December 31, 2025 and 2024, respectively.
2.See note 7.
Long-term debt is comprised of the following:

				December 31,
				2025	2024
	Year of maturity	Type of Interest	Interest rate[1]	Carrying amount at amortized cost
Corporate
5.5 billion Revolving Credit Facility	2029	Floating	—	—	—
500 Unsecured Notes	2025	Fixed	6.13%	—	184
€750 million Unsecured Notes	2025	Fixed	1.75%	—	778
750 Unsecured Notes	2026	Fixed	4.55%	401	400
€600 million Unsecured Notes	2026	Fixed	4.88%	704	621
1.2 billion Unsecured Notes	2027	Fixed	6.55%	1,197	1,196
€500 million Unsecured Notes	2028	Fixed	3.13%	584	515
500 Unsecured Notes	2029	Fixed	4.25%	497	496
€650 million Unsecured Notes	2030	Fixed	3.25%	757	—
€500 million Unsecured Notes	2031	Fixed	3.50%	581	513
1.0 billion Unsecured Notes	2032	Fixed	6.80%	991	990
500 Unsecured Notes	2034	Fixed	6.00%	496	496
1.5 billion Unsecured Bonds	2039	Fixed	7.00%	673	672
1.0 billion Unsecured Notes	2041	Fixed	6.75%	429	428
500 Unsecured Notes	2054	Fixed	6.35%	491	491
EIB loan	2025	Fixed	1.16%	—	15
EIB loan	2032	Floating	3.40%	267	273
Schuldschein loans	2027	Fixed	3.0%	77	94
Schuldschein loans	2028-2030	Floating	3.4% - 3.6%	819	659
Samurai loan	2028-2030	Floating	1.5% - 1.6%	450	—
Other loans	2028 - 2035	Floating	2.5%	181	191
Total Corporate				9,595	9,012
Subsidiaries
Other loans				1,515	501
Total				11,110	9,513
Less current portion of long-term debt				(1,406)	(1,550)
Total long-term debt (excluding lease obligations)				9,704	7,963
Long-term lease obligations[2]				967	852
Total long-term debt, net of current portion				10,671	8,815
1.Rates applicable to balances outstanding at December 31, 2025. For debt that has been redeemed in its entirety during 2025, the interest rates refer to the rates at repayment date.
2.Net of current portion of 214 and 182 as of December 31, 2025 and 2024, respectively. See note 7.
The following table provides details of the outstanding bonds on maturity, the original coupons and the current interest rates for the bonds impacted by changes in the long-term credit rating:

Initial value	Nominal amount of outstanding value	Date of issuance	Repayment date	Interest rate[1]	Issued at
750 Unsecured Notes	401	Mar 11, 2019	Mar 11, 2026	4.55%	99.72%
€600 million Unsecured Notes	€600 million	Sep 26, 2022	Sep 28, 2026	4.88%	99.65%
1.2 billion Unsecured Bonds	1.2 Billion	Nov 29, 2022	Nov 29, 2027	6.55%	99.91%
€500 million Unsecured Notes	€500 million	Dec 13, 2024	Dec 13, 2028	3.13%	99.52%
500 Unsecured Notes	500	Jul 16, 2019	Jul 16, 2029	4.25%	99.00%
€650 million Unsecured Notes	€650 million	Sep 30, 2025	Sep 30, 2030	3.25%	99.42%
€500 million Unsecured Notes	€500 million	Dec 13, 2024	Dec 13, 2031	3.50%	99.21%
1.0 billion Unsecured Notes	1.0 Billion	Nov 29, 2022	Nov 29, 2032	6.80%	99.37%
500 Unsecured Notes	500	Jun 17, 2024	Jun 17, 2034	6.00%	99.86%
1.0 billion Unsecured Bonds	457	Oct 8, 2009	Oct 15, 2039	7.00%	95.20%
500 Unsecured Bonds	229	Aug 5, 2010	Oct 15, 2039	7.00%	104.84%
1.0 billion Unsecured Notes	434	Mar 7, 2011	Mar 1, 2041	6.75%	99.18%
500 Unsecured Notes	500	Jun 17, 2024	Jun 17, 2054	6.35%	99.32%
1.Rate applicable at December 31, 2025.

Disclosure of Maturity Analysis for Non-derivative Financial Liabilities	As of December 31, 2025 the scheduled maturities of short-
term debt, long-term debt and long-term lease obligations,
including their current portion are as follows:

Year of maturity	Amount
2026	2,739
2027	1,631
2028	1,374
2029	794
2030	1,630
Subsequent years	5,242
Total	13,410

	December 31, 2025
	Carrying amount	Contractual Cash Flow	2026	2027	from 2028 to 2030	After 2030
Non-derivative financial liabilities
Bonds	(7,890)	(11,264)	(1,522)	(1,571)	(2,704)	(5,467)
Loans over 100	(2,944)	(4,839)	(574)	(139)	(1,526)	(2,600)
Trade and other payables	(13,008)	(13,008)	(13,008)	—	—	—
Other loans and leases	(2,576)	(3,154)	(1,274)	(459)	(755)	(666)
Total	(26,418)	(32,265)	(16,378)	(2,169)	(4,985)	(8,733)
Derivative financial liabilities
Foreign exchange contracts	(165)	(165)	(60)	(47)	(1)	(57)
Commodity contracts[1]	(286)	(286)	(163)	(62)	(58)	(3)
Total	(451)	(451)	(223)	(109)	(59)	(60)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2024
	Carrying amount	Contractual Cash Flow	2025	2026	from 2027 to 2029	After 2029
Non-derivative financial liabilities
Bonds	(7,871)	(11,510)	(1,374)	(1,406)	(3,068)	(5,662)
Loans over 100	(1,250)	(1,829)	(584)	(70)	(441)	(734)
Trade and other payables	(12,921)	(12,921)	(12,921)	—	—	—
Other loans and leases	(2,442)	(2,842)	(1,326)	(293)	(719)	(504)
Total	(24,484)	(29,102)	(16,205)	(1,769)	(4,228)	(6,900)
Derivative financial liabilities
Foreign exchange contracts	(518)	(518)	(240)	(120)	(136)	(22)
Commodity contracts[1]	(152)	(152)	(83)	(34)	(35)	—
Total	(670)	(670)	(323)	(154)	(171)	(22)
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Estimated Fair Value and Carrying Value of Debt	The following tables summarize the Company’s bases used to
estimate its debt at fair value. Fair value measurement has
been classified into three levels based upon a fair value
hierarchy that reflects the significance of the inputs used in making the measurements.

As of December 31, 2025	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates (excluding long and short-term lease liabilities)	8,764	8,249	793	—	9,042
Instruments payable bearing interest at variable rates (excluding long and short-term lease liabilities)	2,346	—	2,352	—	2,352
Total long-term debt, including current portion	11,110	8,249	3,145	—	11,394
Short term bank loans and other credit facilities including commercial paper	1,119	—	1,130	—	1,130

As of December 31, 2024	Carrying amount	Fair Value
		Level 1	Level 2	Level 3	Total
Instruments payable bearing interest at fixed rates (excluding long and short-term lease liabilities)	7,923	8,008	138	—	8,146
Instruments payable bearing interest at variable rates (excluding long and short-term lease liabilities)	1,590	—	1,609	—	1,609
Total long-term debt, including current portion	9,513	8,008	1,747	—	9,755
Short term bank loans and other credit facilities including commercial paper	1,016	—	1,023	—	1,023

Disclosure of Cash and Cash Equivalents	Cash and cash equivalents consisted of the following:

	December 31,
	2025	2024
Cash at bank	4,482	4,355
Term deposits	792	949
Money market funds[1]	118	1,096
Total	5,392	6,400
1Money market funds are highly liquid investments with a maturity of 3 months or less from the date of acquisition.
Reconciliation of Liabilities Arising from Financing Activities	The table below details changes in the Company's liabilities arising from financing activities, including both cash and non-
cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be classified in the Company's consolidated statements of cash
flows from financing activities.

	Long-term debt, net of current portion	Short-term debt and current portion of long term debt
Balance as of December 31, 2023 (note 6.1.2)	8,369	2,312
Proceeds from long-term debt	2,227	—
Payments of long-term debt	(61)	—
Amortized cost	6	2
Proceeds from short-term debt	—	257
Payments of short-term debt	—	(1,192)
Current portion of long-term debt	(1,732)	1,732
Payments of principal portion of lease liabilities (note 7) [1]	(10)	(214)
Additions to lease liabilities (notes 5.2 and 7)	186	23
Unrealized foreign exchange effects and other movements	(170)	(172)
Balance as of December 31, 2024 (note 6.1.2)	8,815	2,748
Proceeds from long-term debt	2,107	—
Payments of long-term debt	(420)	—
Amortized cost	9	3
Proceeds from short-term debt	—	32
Payments of short-term debt	—	(2,359)
Current portion of long-term debt	(1,620)	1,620
Payments of principal portion of lease liabilities (note 7) [1]	(19)	(215)
Additions to lease liabilities (notes 5.2 and 7)	236	38
Debt acquired through business combinations	914	769
Unrealized foreign exchange effects and other movements	649	103
Balance as of December 31, 2025 (note 6.1.2)	10,671	2,739
1.Cash payments decreasing the outstanding liability relating to leases are classified under payments of principal portion of lease liabilities and other financing activities in the Company's consolidated statements of cash flows.
Schedule of Net Debt by Currency	The Company monitors its net debt in order to manage its capital. The following tables present the structure of the Company’s net debt by original currency translated into USD at December 31, 2025 and December 31, 2024:

At December 31, 2025	Total	EUR	USD	ARS	BRL	INR	JPY	Other
Short-term debt and current portion of long-term debt	2,739	1,697	581	—	159	10	—	292
Long-term debt, net of current portion	10,671	3,588	5,893	—	93	186	450	461
Cash and cash equivalents and restricted cash [1]	(5,479)	(2,577)	(1,555)	(429)	(271)	(151)	—	(496)
Net debt	7,931	2,708	4,919	(429)	(19)	45	450	257

At December 31, 2024	Total	EUR	USD	ARS	BRL	INR	JPY	Other
Short-term debt and current portion of long-term debt	2,748	2,088	348	—	22	1	—	289
Long-term debt, net of current portion	8,815	2,790	5,378	—	80	186	—	381
Cash and cash equivalents and restricted cash	(6,484)	(3,969)	(1,183)	(489)	(237)	(83)	—	(523)
Net debt	5,079	909	4,543	(489)	(135)	104	—	147
1.Includes 3 cash held for sale see note 2.3.

Disclosure of Detailed Information About Financial Instruments	The following tables summarize this portfolio:

	December 31, 2025
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	258	1	15	—
Total interest rate instruments		1		—

Foreign exchange rate instruments
Forward purchase contracts	168	4	116	(6)
Forward sale contracts	332	6	389	(12)
Currency swaps sales	1,339	10	4,169	(81)
Currency swaps purchases	3,216	24	534	(6)
Exchange option purchases	1,063	15	1,368	(5)
Exchange options sales	3,974	43	3,333	(55)
Total foreign exchange rate instruments		102		(165)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	486	58	371	(38)
Term contracts purchases	1,082	126	1,249	(196)
Options sales/purchases	633	11	391	(17)
Total raw materials (base metals), freight, energy, emission rights		195		(251)
Total		298		(416)
Fair values of raw material, freight, energy and emission rights instruments are categorized as Level 2 as follows:

	December 31,
	2025	2024
Base metals	11	(11)
Freight	22	3
Energy (oil, gas, electricity)	(89)	60
Emission rights	—	—
Total	(56)	52

Derivative assets associated with raw materials, energy, freight and emission rights	195	172
Derivative liabilities associated with raw materials, energy, freight and emission rights	(251)	(120)
Total	(56)	52

	December 31, 2024
	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	8	—	20	—
Total interest rate instruments		—		—

Foreign exchange rate instruments
Forward purchase contracts	499	35	195	(39)
Forward sale contracts	59	6	1,088	(113)
Currency swaps sales	1,189	7	3,734	(55)
Currency swaps purchases	2,614	151	1,701	(17)
Exchange option purchases	4,203	67	75	—
Exchange options sales	1	—	3,602	(294)
Total foreign exchange rate instruments		266		(518)

Raw materials (base metals), freight, energy, emission rights
Term contracts sales	386	26	302	(44)
Term contracts purchases	571	146	651	(76)
Option sales/purchases	3	—	—	—
Total raw materials (base metals), freight, energy, emission rights		172		(120)
Total		438		(638)

Analysis of Financing Costs	Financing costs - net recognized in the years ended
December 31, 2025, 2024 and 2023 are as follows:

	Year ended December 31,
	2025	2024	2023
Interest expense	(577)	(510)	(715)
Interest income	281	400	570
Accretion of defined benefit obligations and other long term liabilities	(309)	(202)	(243)
Net foreign exchange gain/ (loss)	256	(565)	(48)
Other[1]	(360)	(297)	(423)
Total	(709)	(1,174)	(859)
1.Other mainly included expenses related to TSR programs and bank fees. In
2025 and 2023, Other included 101 and 66, respectively, relating to the term extension of mandatorily convertible bonds (see note 11.2). In 2024, Other included also 83 expense relating to the fair value at acquisition date of the forward in connection with the Vallourec acquisition (see note 2.4.2).
Disclosure of Capital Management

	December 31,
	2025	2024
Total equity	56,536	51,286
Net debt	7,931	5,079
Gearing	14.0%	9.9%

Disclosure of Nature and Extent of Risks Arising from Financial Instruments	The
structure of trade receivables and trade payables by original currency translated in USD is as follows as of December 31,
2025:

	December 31, 2025
	Trade receivables	Trade payables
USD	934	4,559
EUR	887	5,730
BRL	837	701
PLN	189	473
MAD	189	277
ZAR	89	387
CAD	77	371
ARS	74	68
UAH	60	76
GBP	27	108
MXN	12	86
Other	101	172
Total	3,476	13,008

Sensitivity Analysis for Types of Market Risk	The sensitivity analysis carried out by the Company considers the effects on its trade receivables and trade payables of a
10% increase or decrease between the relevant foreign
currencies and the U.S. dollar.

	10% increase		10% decrease
	Trade receivables	Trade payables	Trade receivables	Trade payables
EUR	89	573	(89)	(573)
BRL	84	70	(84)	(70)
PLN	19	47	(19)	(47)
MAD	19	28	(19)	(28)
ZAR	9	39	(9)	(39)
CAD	8	37	(8)	(37)
ARS	7	7	(7)	(7)
UAH	6	8	(6)	(8)
GBP	3	11	(3)	(11)
MXN	1	9	(1)	(9)

	December 31, 2025
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	247	158
10% strengthening in Euro	45	—
10% weakening in U.S. dollar	(101)	(126)
10% weakening in Euro	(55)	—

	December 31, 2024
	Income (loss)	Other Equity
10% strengthening in U.S. dollar	(276)	(70)
10% strengthening in Euro	63	—
10% weakening in U.S. dollar	248	89
10% weakening in Euro	(77)	—

	December 31, 2025
	Floating portion of net debt[1]	Interest Rate Swaps/ Forward Rate Agreements
100 bp increase	31	3
100 bp decrease	(31)	(2)

	December 31, 2024
	Floating portion of net debt[1]	Interest Rate Swaps/ Forward Rate Agreements
100 bp increase	39	1
100 bp decrease	(39)	(1)
1.See note 6.1.4 for a description of net debt (including fixed and floating portion).
The following tables detail the Company’s sensitivity to a 10%
increase and decrease in the price of the relevant base metals, energy, freight and emissions rights. The sensitivity analysis includes only outstanding, un-matured derivative instruments either held for trading at fair value through the consolidated statements of operations or designated in hedge accounting
relationships.

	December 31, 2025
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	2	11
Iron Ore	—	1
Freight	—	11
Emission rights	—	—
Energy	(20)	36
'-10% in prices
Base Metals	(1)	(11)
Iron Ore	—	(1)
Freight	—	(11)
Emission rights	—	—
Energy	21	(36)

	December 31, 2024
	Income (loss)	Other Equity Cash Flow Hedging Reserves
'+10% in prices
Base Metals	3	12
Iron Ore	—	10
Freight	—	3
Emission rights	—	—
Energy	(2)	23
'-10% in prices
Base Metals	(3)	(12)
Iron Ore	—	(10)
Freight	—	(3)
Emission rights	—	—
Energy	2	(23)

Disclosure of Maturity Analysis for Derivative Financial Liabilities

	December 31, 2025
	Carrying amount	Contractual Cash Flow	2026	2027	from 2028 to 2030	After 2030
Non-derivative financial liabilities
Bonds	(7,890)	(11,264)	(1,522)	(1,571)	(2,704)	(5,467)
Loans over 100	(2,944)	(4,839)	(574)	(139)	(1,526)	(2,600)
Trade and other payables	(13,008)	(13,008)	(13,008)	—	—	—
Other loans and leases	(2,576)	(3,154)	(1,274)	(459)	(755)	(666)
Total	(26,418)	(32,265)	(16,378)	(2,169)	(4,985)	(8,733)
Derivative financial liabilities
Foreign exchange contracts	(165)	(165)	(60)	(47)	(1)	(57)
Commodity contracts[1]	(286)	(286)	(163)	(62)	(58)	(3)
Total	(451)	(451)	(223)	(109)	(59)	(60)
1.Commodity contracts include base metals, freight, energy and emission rights.

	December 31, 2024
	Carrying amount	Contractual Cash Flow	2025	2026	from 2027 to 2029	After 2029
Non-derivative financial liabilities
Bonds	(7,871)	(11,510)	(1,374)	(1,406)	(3,068)	(5,662)
Loans over 100	(1,250)	(1,829)	(584)	(70)	(441)	(734)
Trade and other payables	(12,921)	(12,921)	(12,921)	—	—	—
Other loans and leases	(2,442)	(2,842)	(1,326)	(293)	(719)	(504)
Total	(24,484)	(29,102)	(16,205)	(1,769)	(4,228)	(6,900)
Derivative financial liabilities
Foreign exchange contracts	(518)	(518)	(240)	(120)	(136)	(22)
Commodity contracts[1]	(152)	(152)	(83)	(34)	(35)	—
Total	(670)	(670)	(323)	(154)	(171)	(22)
1.Commodity contracts include base metals, freight, energy and emission rights.
Disclosure of Information About Terms and Conditions of Cash Flow Hedges	The following tables present the periods in which the derivatives designated as cash flows hedges are expected to mature:

	December 31, 2025
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2027	After 2027
Foreign exchange contracts	(1)	9	5	—	(15)	—
Commodities	(17)	(31)	(9)	4	25	(6)
Emission rights	—	—	—	—	—	—
Total	(18)	(22)	(4)	4	10	(6)

	December 31, 2024
	Assets/ (liabilities)	(Outflows)/inflows
	Fair value	3 months and less	3-6 months	6-12 months	2026	After 2026
Foreign exchange contracts	(194)	(10)	(12)	(23)	(60)	(89)
Commodities	61	11	—	8	(16)	58
Emission rights	—	—	—	—	—	—
Total	(133)	1	(12)	(15)	(76)	(31)
The
following table presents the periods in which the realized and unrealized gains or losses on derivatives designated as cash flows hedges recognized in other comprehensive income, net of tax, are expected to impact the consolidated statements of operations:

	December 31, 2025
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2027	After 2027
Foreign exchange contracts	(57)	(2)	3	1	(17)	(42)
Commodity contracts	63	(9)	6	42	26	(2)
Emission rights	953	—	—	59	273	621
Total	959	(11)	9	102	282	577
1.The cash flow hedge reserve balance as of December 31, 2025 includes 185 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (365 as of December 31, 2024).

	December 31, 2024
	Cash flow hedge reserve[1]	(Expense)/income
	Carrying amount	3 months and less	3-6 months	6-12 months	2026	After 2026
Foreign exchange contracts	(184)	(9)	(9)	(18)	(59)	(89)
Commodity contracts	296	40	44	95	69	48
Emission rights	844	—	—	—	48	796
Total	956	31	35	77	58	755
1.The cash flow hedge reserve balance as of December 31, 2024 includes 365 deferred gains for the Company's share of such reserves at its equity method investments, which are not included in the table above (417 as of December 31, 2023).

Disclosure of Detailed Information About Hedging Instruments	The following tables summarize the effect of hedge accounting on ArcelorMittal’s consolidated statement of financial position, statement of comprehensive income and statement of changes in equity.

	December 31, 2025
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/forward/swap contracts	3,048	31	(16)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/forward/swap contracts	663	22	(38)	Other assets/Other long-term obligations
Price risk - Commodities Options/forwards	362	32	(68)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities Options/forwards	489	33	(14)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		118	(136)
Current derivative assets classified as cash flow hedge		63
Other current derivative assets		130
Total current derivative assets (note 4.5)		193
Non-current derivative assets classified as cash flow hedge		55
Other non-current derivative assets		50
Total non-current derivative assets (note 4.6)		105
Current derivative liabilities classified as cash flow hedge			(84)
Other current derivative liabilities			(139)
Total current derivative liabilities (note 4.8)			(223)
Non-current derivative liabilities classified as cash flow hedge			(52)
Other non-current derivative liabilities			(176)
Total non-current derivative liabilities (note 9.2)			(228)

	December 31, 2025
Hedging Instruments	Cash flow hedge reserve at December 31, 2024	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2025
Cash flow hedges
Foreign exchange risk - Option/Forward contracts	(184)	64	(25)	88	Sales	(57)
Price risk - Commodities Option/Forward contracts	296	(71)	18	(180)	Sales, Cost of sales	63
Price risk - Emission rights forwards	844	111	(2)	—	Cost of sales	953
Total	956	104	(9)	(92)		959
1.The cash flow hedge reserve balance as of December 31, 2025 also included 185 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.
.

	December 31, 2024
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located
Cash flow hedges
Foreign exchange risk - Option/ forward/swap contracts	1,472	9	(54)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Foreign exchange risk - Option/ forward/swap contracts	1,326	43	(192)	Other assets/Other long-term obligations
Price risk - Commodities Options/ forwards	354	50	(31)	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Price risk - Commodities Options/ forwards	254	61	(19)	Other assets/Other long-term obligations
Price risk - Emission rights forwards	—	—	—	Prepaid expenses and other current assets/Accrued expenses and other liabilities
Total		163	(296)
Current derivative assets classified as cash flow hedge		59
Other current derivative assets		246
Total current derivative assets (note 4.5)		305
Non-current derivative assets classified as cash flow hedge		104
Other non-current derivative assets		29
Total non-current derivative assets (note 4.6)		133
Current derivative liabilities classified as cash flow hedge			(85)
Other current derivative liabilities			(242)
Total current derivative liabilities (note 4.8)			(327)
Non-current derivative liabilities classified as cash flow hedge			(211)
Other non-current derivative liabilities			(132)
Total non-current derivative liabilities (note 9.2)			(343)

	December 31, 2024
Hedging Instruments	Cash flow hedge reserve at December 31, 2023	Hedging gains or losses of the reporting period that were recognized in OCI	Gains or losses reclassification adjustment and hedge ineffectiveness	Basis adjustment	Line item in the statement of comprehensive income that includes the reclassification adjustment and hedge ineffectiveness	Cash flow hedge reserve[1] at December 31, 2024
Cash flow hedges
Foreign exchange risk - Option/ Forward contracts	28	(152)	(18)	(42)	Sales	(184)
Price risk - Commodities Option/ Forward contracts	633	(105)	82	(314)	Sales, Cost of sales	296
Price risk - Emission rights forwards	900	(54)	(2)	—	Cost of sales	844
Total	1,561	(311)	62	(356)		956
1.The cash flow hedge reserve balance as of December 31, 2024 also included 365 deferred gains for the Company's share of such reserves at its equity method investments, which are not disclosed above.
The following tables summarizes the historical gain/loss that will be recycled to the consolidation statements of operations when the hedged assets are disposed of.

	December 31, 2025
Date traded	Date maturity /unwound	Notional	OCI gross	Deferred tax	OCI net of deferred tax
December, 2014	January, 2016	375	83	(24)	59
May, 2015	March, 2020	500	11	(3)	8
May, 2015	July, 2019	500	(16)	5	(11)
March, 2018	June, 2018	100	8	(2)	6
April, 2019	November, 2019	200	11	(3)	8
July, 2025	January, 2026	660	(14)	3	(11)
Total			83	(24)	59

	December 31, 2025
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2024	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	660	—	14	Accrued expenses and other liabilities	—	N/a	59
Foreign exchange risk - EUR debt	4,697	—	4,675	Short-term debt and current portion of long- term debt; long- term debt, net of current portion	—	N/a	89
Total	5,357	—	4,689		—		148

	December 31, 2024
Hedging Instruments	Nominal amount of the hedging instrument	Assets carrying amount	Liabilities carrying amount	Line item in the statement of financial position where the hedging instrument is located	Change in value used for calculating hedge ineffectiveness for 2023	Line item in the statement of comprehensive income that includes the recognized hedge ineffectiveness	Foreign currency translation reserve
Net investment hedges
Foreign exchange risk - Cross Currency Swap	—	—	—	N/a	—	N/a	70
Foreign exchange risk - EUR debt	4,319	—	4,303	Short-term debt and current portion of long-term debt; long-term debt, net of current portion	—	N/a	564
Total	4,319	—	4,303		—		634